Provisions For Legal Proceedings - Summary Of Nature Of Contingent Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 56,669	$ 58,314
Tax [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	37,290	39,137
Tax [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 37,290	$ 39,137
Tax [member] | Transactions Related To Tax Contingent Liability One [member] | Plaintiff Related To Tax One [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Description of tax matters	Withholding income tax (IRRF), Contribution of Intervention in the Economic Domain (CIDE), Social Integration Program (PIS) and Contribution to Social Security Financing (COFINS) on remittances for payments of vessel charters.	Withholding income tax (IRRF), Contribution of Intervention in the Economic Domain (CIDE), Social Integration Program (PIS) and Contribution to Social Security Financing (COFINS) on remittances for payments of vessel charters.
Estimate	$ 0	$ 0
Tax [member] | Transactions Related To Tax Contingent Liability One [member] | Plaintiff Related To Tax One [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Contingent liabilities, current status	The claim about the incidence of withholding income tax (Imposto de Renda Retido na Fonte- IRRF) on remittances for payments of vessel charters, occurred from 1999 to 2002, involves the legality of the normative rule issued by the Federal Revenue of Brazil, which ensured no taxation over those remittances. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company, and will continue to defend its opinion. The other claims, concerning CIDE and PIS/COFINS, involve lawsuits in different administrative and judicial stages, for which the Company understands there is a possible likelihood of loss, since there are legal predictions in line with the position of the Company.	The claim about the incidence of withholding income tax (Imposto de Renda Retido na Fonte- IRRF) on remittances for payments of vessel charters, occurred from 1999 to 2002, involves the legality of the normative rule issued by the Federal Revenue of Brazil, which ensured no taxation over those remittances. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company, and will continue to defend its opinion. The other claims, concerning CIDE and PIS/COFINS, involve lawsuits in different administrative and judicial stages, for which the Company understands there is a possible likelihood of loss, since there are legal predictions in line with the position of the Company.
Tax [member] | Transactions Related To Tax Contingent Liability One [member] | Plaintiff Related To Tax One [member] | Other claims [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 11,568	$ 13,041
Tax [member] | Transactions Related To Tax Contingent Liability Two [member] | Plaintiff Related To Tax One [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Description of tax matters	Income from foreign subsidiaries and associates located outside Brazil not included in the computation of taxable income (IRPJ and CSLL).	Income from foreign subsidiaries and associates located outside Brazil not included in the computation of taxable income (IRPJ and CSLL).
Estimate	$ 0	$ 0
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company.	This claim involves lawsuits in different administrative and judicial stages. The Company considers the likelihood of loss as possible, since there are decisions from Superior Courts favorable to the understanding of the Company.
Tax [member] | Transactions Related To Tax Contingent Liability Two [member] | Plaintiff Related To Tax One [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 5,208	$ 3,988
Tax [member] | Transactions Related To Tax Contingent Liability Three [member] | Plaintiff Related To Tax One [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Description of tax matters	Requests to compensate federal taxes disallowed by the Brazilian Federal Tax Authority.	Requests to compensate federal taxes disallowed by the Brazilian Federal Tax Authority.
Estimate	$ 0	$ 0
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages.	This claim involves lawsuits in different administrative and judicial stages.
Tax [member] | Transactions Related To Tax Contingent Liability Three [member] | Plaintiff Related To Tax One [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 3,156	$ 3,621
Tax [member] | Transactions Related To Tax Contingent Liability Four [member] | Plaintiff Related To Tax One [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Description of tax matters	Incidence of social security contributions over contingent bonuses paid to employees.	Incidence of social security contributions over contingent bonuses paid to employees.
Estimate	$ 0	$ 0
Contingent liabilities, current status	A definitive favorable decision was rendered for some cases, and the remaining claims involve lawsuits in different administrative and judicial stages.	A definitive favorable decision was rendered for some cases, and the remaining claims involve lawsuits in different administrative and judicial stages.
Tax [member] | Transactions Related To Tax Contingent Liability Four [member] | Plaintiff Related To Tax One [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 929	$ 1,541
Tax [member] | Transactions Related To Tax Contingent Liability Five [member] | Plaintiff Related To Tax One [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Description of tax matters	Collection of Contribution of Intervention in the Economic Domain (CIDE) on transactions with fuel retailers and service stations protected by judicial injunctions determining that fuel sales were made without gross-up of such tax.	Collection of Contribution of Intervention in the Economic Domain (CIDE) on transactions with fuel retailers and service stations protected by judicial injunctions determining that fuel sales were made without gross-up of such tax.
Estimate	$ 0	$ 0
Contingent liabilities, current status	This claim involves lawsuits in different judicial stages.	This claim involves lawsuits in different judicial stages.
Tax [member] | Transactions Related To Tax Contingent Liability Five [member] | Plaintiff Related To Tax One [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 588	$ 672
Tax [member] | Transactions Related To Tax Contingent Liability Six [member] | Plaintiff Related To Tax One [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Description of tax matters	Deduction from the basis of calculation of taxable income (income tax - IRPJ and social contribution - CSLL) of several expenses related to employee benefits.	Deduction from the basis of calculation of taxable income (income tax - IRPJ and social contribution - CSLL) of several expenses related to employee benefits.
Estimate	$ 0	$ 0
Contingent liabilities, current status	The court ruled on this matter in the second quarter of 2017 granting the deduction of these expenses from the taxable profit computation, but limited it to 20% of the payroll and compensation of key management participants in the plan. In 2017, after assessing the fundamentals of this court ruling, the Company considered as probable the likelihood of outflow of resources with respect to the portion of the deduction that exceeds the 20% limit, and as remote the portion within the 20% limit.	The court ruled on this matter in the second quarter of 2017 granting the deduction of these expenses from the taxable profit computation, but limited it to 20% of the payroll and compensation of key management participants in the plan. In 2017, after assessing the fundamentals of this court ruling, the Company considered as probable the likelihood of outflow of resources with respect to the portion of the deduction that exceeds the 20% limit, and as remote the portion within the 20% limit.
Tax [member] | Transactions Related To Tax Contingent Liability Six [member] | Plaintiff Related To Tax One [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 0	$ 0
Tax [member] | Transactions Related To Tax Contingent Liability Six [member] | Plaintiff Related To Tax One [member] | Other claims [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 542	$ 613
Tax [member] | Transactions Related To Tax Contingent Liability Seven [member] | Plaintiff Related To Tax Two [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Description of tax matters	VAT (ICMS) and VAT credits on internal consumption of bunker fuel and marine diesel, destined to chartered vessels.	VAT (ICMS) and VAT credits on internal consumption of bunker fuel and marine diesel, destined to chartered vessels.
Estimate	$ 0	$ 0
Contingent liabilities, current status	This claim involves several tax notices from the states, including two new material notices applied in the third quarter of 2018, which are in different administrative and judicial stages.	This claim involves several tax notices from the states, including two new material notices applied in the third quarter of 2018, which are in different administrative and judicial stages.
Tax [member] | Transactions Related To Tax Contingent Liability Seven [member] | Plaintiff Related To Tax Two [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 1,323	$ 578
Tax [member] | Transactions Related To Tax Contingent Liability Eight [member] | Plaintiff Related To Tax Three [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Description of tax matters	VAT (ICMS) on dispatch of liquid natural gas (LNG) and C5+ (tax document not accepted by the tax authority), as well as challenges on the rights to this VAT tax credit.	VAT (ICMS) on dispatch of liquid natural gas (LNG) and C5+ (tax document not accepted by the tax authority), as well as challenges on the rights to this VAT tax credit.
Estimate	$ 0	$ 0
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages.	This claim involves lawsuits in different administrative and judicial stages.
Tax [member] | Transactions Related To Tax Contingent Liability Eight [member] | Plaintiff Related To Tax Three [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 1,198	$ 1,366
Tax [member] | Transactions Related To Tax Contingent Liability Nine [member] | Plaintiff Related To Tax Four [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Description of tax matters	Alleged failure to withhold and pay tax on services provided offshore (ISSQN) in favor of some municipalities in the State of Espírito Santo, under the allegation that the service was performed in their "respective coastal waters".	Alleged failure to withhold and pay tax on services provided offshore (ISSQN) in favor of some municipalities in the State of Espírito Santo, under the allegation that the service was performed in their "respective coastal waters".
Estimate	$ 0	$ 0
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages.	This claim involves lawsuits in different administrative and judicial stages.
Tax [member] | Transactions Related To Tax Contingent Liability Nine [member] | Plaintiff Related To Tax Four [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 1,123	$ 1,224
Tax [member] | Transactions Related To Tax Contingent Liability Ten [member] | Plaintiff Related To Tax Five [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Description of tax matters	Additional VAT (ICMS) due to differences in rates on jet fuel sales to airlines in the domestic market, among other questions relating to the use of tax benefits.	Additional VAT (ICMS) due to differences in rates on jet fuel sales to airlines in the domestic market, among other questions relating to the use of tax benefits.
Estimate	$ 0	$ 0
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages.	This claim involves lawsuits in different administrative and judicial stages.
Tax [member] | Transactions Related To Tax Contingent Liability Ten [member] | Plaintiff Related To Tax Five [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 965	$ 1,087
Tax [member] | Transactions Related To Tax Contingent Liability Eleven [member] | Plaintiff Related To Tax Six [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Description of tax matters	Alleged failure to write-down VAT (ICMS) credits related to zero tax rated or non-taxable sales made by the Company and its customers.	Alleged failure to write-down VAT (ICMS) credits related to zero tax rated or non-taxable sales made by the Company and its customers.
Estimate	$ 0	$ 0
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages.	This claim involves lawsuits in different administrative and judicial stages.
Tax [member] | Transactions Related To Tax Contingent Liability Eleven [member] | Plaintiff Related To Tax Six [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 942	$ 1,029
Tax [member] | Transactions Related To Tax Contingent Liability Twelve [member] | Plaintiff Related To Tax Seven [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Description of tax matters	Misappropriation of VAT tax credit (ICMS) that, per the tax authorities, are not related to property, plant and equipment.	Misappropriation of VAT tax credit (ICMS) that, per the tax authorities, are not related to property, plant and equipment.
Estimate	$ 0	$ 0
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages.	This claim involves lawsuits in different administrative and judicial stages.
Tax [member] | Transactions Related To Tax Contingent Liability Twelve [member] | Plaintiff Related To Tax Seven [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 900	$ 994
Tax [member] | Transactions Related To Tax Contingent Liability Thirteen [member] | Plaintiff related to tax eight [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Description of tax matters	Incidence of VAT (ICMS) over alleged differences in the control of physical and fiscal inventories.	Incidence of VAT (ICMS) over alleged differences in the control of physical and fiscal inventories.
Estimate	$ 0	$ 0
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial levels.	This claim involves lawsuits in different administrative and judicial levels.
Tax [member] | Transactions Related To Tax Contingent Liability Thirteen [member] | Plaintiff related to tax eight [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 890	$ 976
Tax [member] | Transactions Related To Tax Contingent Liability Fourteen [member] | Plaintiff related to tax eight [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Description of tax matters	The plaintiff alegges that the transfers without segregating VAT (ICMS), under the special regime, reduced the total credits of the central department.	The plaintiff alegges that the transfers without segregating VAT (ICMS), under the special regime, reduced the total credits of the central department.
Estimate	$ 0	$ 0
Contingent liabilities, current status	The Company presented administrative defense from the notices issued, pending court assessment.	The Company presented administrative defense from the notices issued, pending court assessment.
Tax [member] | Transactions Related To Tax Contingent Liability Fourteen [member] | Plaintiff related to tax eight [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 800
Tax [member] | Transactions related to tax contingent liability fifteen [member] | Plaintiff Related To Tax Ten [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Description of tax matters	Collection of VAT (ICMS) related to natural gas imports from Bolivia, alleging that these states were the final destination (consumers) of the imported gas.	Collection of VAT (ICMS) related to natural gas imports from Bolivia, alleging that these states were the final destination (consumers) of the imported gas.
Estimate	$ 0	$ 0
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages, as well as three civil lawsuits in the Federal Supreme Court.	This claim involves lawsuits in different administrative and judicial stages, as well as three civil lawsuits in the Federal Supreme Court.
Tax [member] | Transactions related to tax contingent liability fifteen [member] | Plaintiff Related To Tax Ten [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 740	$ 852
Tax [member] | Transactions related to tax contingent liability sixteen [member] | Plaintiff Related To Tax Eleven [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Description of tax matters	Deferral of payment of VAT (ICMS) taxes on B100 Biodiesel sales and the charge of a 7% VAT rate on B100 on Biodiesel interstate sales, including states in the Midwest, North and Northeast regions of Brazil and the State of Espírito Santo.	Deferral of payment of VAT (ICMS) taxes on B100 Biodiesel sales and the charge of a 7% VAT rate on B100 on Biodiesel interstate sales, including states in the Midwest, North and Northeast regions of Brazil and the State of Espírito Santo.
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages. In the third quarter of 2018, the company obtained final favorable decisions in proceedings in administrative stages, contributing to the partial reduction of the exposure.	This claim involves lawsuits in different administrative and judicial stages. In the third quarter of 2018, the company obtained final favorable decisions in proceedings in administrative stages, contributing to the partial reduction of the exposure.
Tax [member] | Transactions related to tax contingent liability sixteen [member] | Plaintiff Related To Tax Eleven [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 659	$ 887
Tax [member] | Transactions Related To Tax Contingent Liability Seventeen [member] | Plaintiff Related To Tax Twelve [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Description of tax matters	Charge of VAT (ICMS), as a result of the temporary admission being unauthorized, since the customs clearance regarding the import of the rig has been done in Rio de Janeiro instead of São Paulo.	Charge of VAT (ICMS), as a result of the temporary admission being unauthorized, since the customs clearance regarding the import of the rig has been done in Rio de Janeiro instead of São Paulo.
Estimate	$ 0	$ 0
Contingent liabilities, current status	This claim involves lawsuits in different judicial stages. The State of São Paulo Finance Department appeal was denied, thus the likelihood of loss became remote in the third quarter of 2018.	This claim involves lawsuits in different judicial stages. The State of São Paulo Finance Department appeal was denied, thus the likelihood of loss became remote in the third quarter of 2018.
Tax [member] | Transactions Related To Tax Contingent Liability Seventeen [member] | Plaintiff Related To Tax Twelve [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate		$ 761
Tax [member] | Transactions Related To Tax Contingent Liability Eighteen [member] | Plaintiff Related To Tax Thirteen [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Description of tax matters	Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to inventories.	Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to inventories.
Estimate	$ 0	$ 0
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages.	This claim involves lawsuits in different administrative and judicial stages.
Tax [member] | Transactions Related To Tax Contingent Liability Eighteen [member] | Plaintiff Related To Tax Thirteen [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 589	$ 284
Tax [member] | Transactions Related To Tax Contingent Liability Nineteen [member] | Plaintiff Related To Tax Fourteen [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Description of tax matters	Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to property, plant and equipment.	Misappropriation of VAT tax credit (ICMS) on the acquisitions of goods that, per the tax authorities, are not related to property, plant and equipment.
Estimate	$ 0	$ 0
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages. New lawsuits during the third quarter of 2018 contributed to the increase of the balance.	This claim involves lawsuits in different administrative and judicial stages. New lawsuits during the third quarter of 2018 contributed to the increase of the balance.
Tax [member] | Transactions Related To Tax Contingent Liability Nineteen [member] | Plaintiff Related To Tax Fourteen [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 567	$ 513
Tax [member] | Transactions Related To Tax Contingent Liability Twenty [member] | Plaintiff Related To Tax Fifteen [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Description of tax matters	Charge of VAT (ICMS) on remittance and symbolic return of jet fuel to retail establishment which, in the understanding of the tax authority, should have retention and collection of the ICMS for the subsequent operations, since it is considered a remittance to a retail taxpayer established in the State.	Charge of VAT (ICMS) on remittance and symbolic return of jet fuel to retail establishment which, in the understanding of the tax authority, should have retention and collection of the ICMS for the subsequent operations, since it is considered a remittance to a retail taxpayer established in the State.
Estimate	$ 0	$ 0
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages.	This claim involves lawsuits in different administrative and judicial stages.
Tax [member] | Transactions Related To Tax Contingent Liability Twenty [member] | Plaintiff Related To Tax Fifteen [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 373	$ 416
Tax [member] | Transactions Related To Tax Contingent Liability Twenty One [member] | Plaintiff Related To Tax Sixteen [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Description of tax matters	Alleged incorrect application of VAT (ICMS) tax base with respect to interstate sales of natural gas transport through city-gates in the State of Pernambuco destined to the distributors in that State. The Finance Department of the State of Pernambuco understands that activity as being an industrial activity which could not be characterized as an interstate sale transaction (considering that the Company has facilities located in Pernambuco), consequently charging the difference on the tax levied on the sale and transfer transactions.	Alleged incorrect application of VAT (ICMS) tax base with respect to interstate sales of natural gas transport through city-gates in the State of Pernambuco destined to the distributors in that State. The Finance Department of the State of Pernambuco understands that activity as being an industrial activity which could not be characterized as an interstate sale transaction (considering that the Company has facilities located in Pernambuco), consequently charging the difference on the tax levied on the sale and transfer transactions.
Estimate	$ 0	$ 0
Contingent liabilities, current status	This claim involves lawsuits in different judicial stages.	This claim involves lawsuits in different judicial stages.
Tax [member] | Transactions Related To Tax Contingent Liability Twenty One [member] | Plaintiff Related To Tax Sixteen [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 304	$ 335
Tax [member] | Transactions Related To Tax Contingent Liability Twenty Two [member] | Plaintiff Related To Tax Seventeen [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Description of tax matters	Disagreement about the basis of calculation of VAT (ICMS) on interstate sales and transfers between different stores from the same contributor.	Disagreement about the basis of calculation of VAT (ICMS) on interstate sales and transfers between different stores from the same contributor.
Estimate	$ 0	$ 0
Contingent liabilities, current status	This claim involves lawsuits in different administrative and judicial stages.	This claim involves lawsuits in different administrative and judicial stages.
Tax [member] | Transactions Related To Tax Contingent Liability Twenty Two [member] | Plaintiff Related To Tax Seventeen [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 174	$ 448
Tax [member] | Transactions Related To Other Tax Contingent Liability [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Description of tax matters	Other tax matters	Other tax matters
Estimate	$ 3,752	$ 3,911
Labor [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	8,619	7,202
Labor [member] | Transactions Related To Labour Matters Contingent Liability One [member] | Plaintiff Related To Labour Matters One [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 0	$ 0
Contingent liabilities, current status	The Superior Labor Court (Tribunal Superior do Trabalho - TST) denied the special appeal filed by the Company. Petrobras filed a Motion for Clarification on the decision, which was denied by the TST. The Company will file the appropriate appeal. On July 26, 2018, a minister of the Superior Federal Court (Superior Tribunal Federal - STF) granted Petrobras' request to prevent the effects of the judgment of the TST, determining the suspension of individual and class actions on this subject, pending the deliberation on this matter in the Supreme Court or further deliberation of the rapporteur minister assigned to this case.	The Superior Labor Court (Tribunal Superior do Trabalho - TST) denied the special appeal filed by the Company. Petrobras filed a Motion for Clarification on the decision, which was denied by the TST. The Company will file the appropriate appeal. On July 26, 2018, a minister of the Superior Federal Court (Superior Tribunal Federal - STF) granted Petrobras' request to prevent the effects of the judgment of the TST, determining the suspension of individual and class actions on this subject, pending the deliberation on this matter in the Supreme Court or further deliberation of the rapporteur minister assigned to this case.
Description of labor matters	Actions requiring a review of the methodology by which the minimum compensation based on an employee's position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated.	Actions requiring a review of the methodology by which the minimum compensation based on an employee's position and work schedule (Remuneração Mínima por Nível e Regime - RMNR) is calculated.
Labor [member] | Transactions Related To Labour Matters Contingent Liability One [member] | Plaintiff Related To Labour Matters One [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 6,254	$ 4,516
Labor [member] | Transactions Related To Labour Matters Contingent Liability Two [member] | Plaintiff Related To Labour Matters Two [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 6,254	$ 4,516
Contingent liabilities, current status	The claim was denied by the TST, but the plaintiff is still able to appeal.	The claim was denied by the TST, but the plaintiff is still able to appeal.
Description of labor matters	The plaintiff claims Petrobras failed to pay overtime for standby work exceeding 12-hours per day. It also demands that the Company respects a 12-hour limit of standby work per workday, as well as an 11-hour period for rest between workdays, subject to a daily fine.	The plaintiff claims Petrobras failed to pay overtime for standby work exceeding 12-hours per day. It also demands that the Company respects a 12-hour limit of standby work per workday, as well as an 11-hour period for rest between workdays, subject to a daily fine.
Labor [member] | Transactions Related To Labour Matters Contingent Liability Two [member] | Plaintiff Related To Labour Matters Two [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 352	$ 389
Labor [member] | Transactions Related To Other Labour Matters Contingent Liability [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 2,013	$ 2,297
Description of labor matters	Other labor matters	Other labor matters
Civil-General [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 6,539	$ 9,621
Civil-General [member] | Transactions Related To Civil Matters Contingent Liability One [member] | Plaintiff Related To Civil Matters One [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 0	$ 0
Contingent liabilities, current status	The Company litigates, confidentially, in several arbitrations on the case, one of them was given arbitration award favorable to Petrobras. The unsuccessful investor in this arbitration award filed an annulment requirement, which did not have the injunction granted even with appeal to the lower court.	The Company litigates, confidentially, in several arbitrations on the case, one of them was given arbitration award favorable to Petrobras. The unsuccessful investor in this arbitration award filed an annulment requirement, which did not have the injunction granted even with appeal to the lower court.
Description of civil matters	Arbitration in Brazil and lawsuit in the USA regarding Sete Brasil.	Arbitration in Brazil and lawsuit in the USA regarding Sete Brasil.
Civil-General [member] | Transactions Related To Civil Matters Contingent Liability One [member] | Plaintiff Related To Civil Matters One [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 2,082	$ 2,127
Civil-General [member] | Transactions related to civil matters contingent liability two [member] | Plaintiff Related To Civil Matters Two [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 0	$ 0
Contingent liabilities, current status	The claims involve lawsuits in different administrative and judicial stages.	The claims involve lawsuits in different administrative and judicial stages.
Description of civil matters	Administrative proceedings challenging an ANP order requiring Petrobras to pay additional special participation fees and royalties (production taxes) with respect to several fields. It also includes contention about fines imposed by ANP due to alleged failure to comply with the minimum exploration activities program, as well as alleged irregularities relating to compliance with oil and gas industry regulation.	Administrative proceedings challenging an ANP order requiring Petrobras to pay additional special participation fees and royalties (production taxes) with respect to several fields. It also includes contention about fines imposed by ANP due to alleged failure to comply with the minimum exploration activities program, as well as alleged irregularities relating to compliance with oil and gas industry regulation.
Civil-General [member] | Transactions related to civil matters contingent liability two [member] | Plaintiff Related To Civil Matters Two [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 1,663	$ 1,635
Civil-General [member] | Transactions related to civil matters contingent liability three [member] | Plaintiff Related To Civil Matters Two [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 0	$ 0
Contingent liabilities, current status	This list involves claims that are disputed in court and in arbitration proceedings, as follows	This list involves claims that are disputed in court and in arbitration proceedings, as follows
Description of civil matters	Proceedings challenging an ANP order requiring Petrobras to unite Lula and Cernambi fields on the BM-S-11 joint venture; to unite Baúna and Piracicaba fields; to unite Tartaruga Verde and Mestiça fields; and to unite Baleia Anã, Baleia Azul, Baleia Franca, Cachalote, Caxaréu, Jubarte and Pirambu, in the Parque das Baleias complex, which would cause changes in the payment of special participation charges.	Proceedings challenging an ANP order requiring Petrobras to unite Lula and Cernambi fields on the BM-S-11 joint venture; to unite Baúna and Piracicaba fields; to unite Tartaruga Verde and Mestiça fields; and to unite Baleia Anã, Baleia Azul, Baleia Franca, Cachalote, Caxaréu, Jubarte and Pirambu, in the Parque das Baleias complex, which would cause changes in the payment of special participation charges.
Civil-General [member] | Transactions related to civil matters contingent liability three [member] | Plaintiff Related To Civil Matters Two [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 0	$ 0
Civil-General [member] | Transactions related to civil matters contingent liability three [member] | Plaintiff Related To Civil Matters Two [member] | Lula and Cernanbi [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	0	0
Civil-General [member] | Transactions related to civil matters contingent liability three [member] | Plaintiff Related To Civil Matters Two [member] | Bauna and Piracicaba [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	0	0
Civil-General [member] | Transactions related to civil matters contingent liability three [member] | Plaintiff Related To Civil Matters Two [member] | Tartaruga Verde and Mestica [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	0	0
Civil-General [member] | Transactions related to civil matters contingent liability three [member] | Plaintiff Related To Civil Matters Two [member] | Parque das Baleias complex [Member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	287	2,633
Civil-General [member] | Transactions related to civil matters contingent liability four [member] | Plaintiff related to civil matters three [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 0	$ 0
Description of civil matters	International litigations relating to the unilateral termination of the drilling service contract tied to Titanium Explorer drilling rig.	International litigations relating to the unilateral termination of the drilling service contract tied to Titanium Explorer drilling rig.
Civil-General [member] | Transactions related to civil matters contingent liability four [member] | Plaintiff related to civil matters three [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate		$ 400
Contingent liabilities, current status	An unfavorable arbitration award was rendered on July 2, 2018 in Texas, USA. The Arbitral Tribunal formed by three arbitrators decided by a majority vote that Vantage is entitled to receive US$ 622 million, bearing interests at a 15.2% annual rate,in compensation for early termination of the contract related to the drilling service provided by the Titanium Explorer drilling rig, and for services already billed. On August 31, 2018, the Company challenged the arbitral award, arguing that it has been denied the fundamental safeguards of due process, as expressed by the dissenting arbitrator. On August 27,2018, the Dutch Judiciary granted an injunction infavor of Vantage, blocking any amounts and assets dueto Petrobras, arising from obligations of some of its Netherlands-based subsidiaries until August 27, 2018, limited to US$ 684 million. The injunction also reaches	urrent status An unfavorable arbitration award was rendered on July 2, 2018 in Texas, USA. The Arbitral Tribunal formed by three arbitrators decided by a majority vote that Vantage is entitled to receive US$ 622 million, bearing interests at a 15.2% annual rate,in compensation for early termination of the contract related to the drilling service provided by the Titanium Explorer drilling rig, and for services already billed. On August 31, 2018, the Company challenged the arbitral award, arguing that it has been denied the fundamental safeguards of due process, as expressed by the dissenting arbitrator. On August 27,2018, the Dutch Judiciary granted an injunction infavor of Vantage, blocking any amounts and assets dueto Petrobras, arising from obligations of some of its Netherlands-based subsidiaries until August 27, 2018, limited to US$ 684 million. The injunction also reaches
Compensation for early termination of contract	$ 684
Civil-General [member] | Transactions related to other civil matters contingent liability [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 2,507	$ 2,826
Civil-General [member] | Transactions related to other civil matters contingent liability [member] | Plaintiff related to civil matters three [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Description of civil matters	Other civil matters	Other civil matters
Civil - Environmental [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 4,221	$ 2,354
Civil - Environmental [member] | Transactions related to environmental matters contingent liability one [member] | Plaintiff related to environmental matters one [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 0	$ 0
Contingent liabilities, current status	The five actions are currently stayed.	The five actions are currently stayed.
Description of environmental matters	Five public civil actions filed by the Public Prosecutor's Office of the State of Rio de Janeiro against Petrobras, the State Environmental Institute - INEA and Rio de Janeiro State, requesting proof of compliance with regulation relating to the environmental licensing of COMPERJ, complementation of technical researchs, as well as compensation for collective material and moral damages.	Five public civil actions filed by the Public Prosecutor's Office of the State of Rio de Janeiro against Petrobras, the State Environmental Institute - INEA and Rio de Janeiro State, requesting proof of compliance with regulation relating to the environmental licensing of COMPERJ, complementation of technical researchs, as well as compensation for collective material and moral damages.
Civil - Environmental [member] | Transactions related to environmental matters contingent liability one [member] | Plaintiff related to environmental matters one [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 2,096
Civil - Environmental [member] | Transactions related to environmental matters contingent liability two [member] | Plaintiff related to environmental matters two [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 0	$ 0
Contingent liabilities, current status	The court partially ruled in favor of the plaintiff. However, both parties (the plaintiff and the Company) filed an appeal.	The court partially ruled in favor of the plaintiff. However, both parties (the plaintiff and the Company) filed an appeal.
Description of environmental matters	Legal proceeding related to specific performance obligations, indemnification and compensation for damages related to an environmental accident that occurred in the State of Paraná on July 16, 2000.	Legal proceeding related to specific performance obligations, indemnification and compensation for damages related to an environmental accident that occurred in the State of Paraná on July 16, 2000.
Civil - Environmental [member] | Transactions related to environmental matters contingent liability two [member] | Plaintiff related to environmental matters two [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 901	$ 942
Civil - Environmental [member] | Transactions related to environmental matters contingent liability three [member] | Plaintiff related to environmental matters three [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 0	$ 0
Contingent liabilities, current status	A number of defense trials and the administrative appeal regarding the fines are pending, and others are under judicial discussion. With respect to the civil action, the Company appealed the ruling that was unfavorable in the lower court and monitors the use of the procedure that will be judged by the Regional Federal Court.	A number of defense trials and the administrative appeal regarding the fines are pending, and others are under judicial discussion. With respect to the civil action, the Company appealed the ruling that was unfavorable in the lower court and monitors the use of the procedure that will be judged by the Regional Federal Court.
Description of environmental matters	Administrative proceedings arising from environmental fines related to exploration and production operations (Upstream) contested because of disagreement over the interpretation and application of standards by IBAMA, as well as a public civil action filed by the Ministério Público Federal for alleged environmental damage due to the accidental sinking of P-36Platform.	Administrative proceedings arising from environmental fines related to exploration and production operations (Upstream) contested because of disagreement over the interpretation and application of standards by IBAMA, as well as a public civil action filed by the Ministério Público Federal for alleged environmental damage due to the accidental sinking of P-36Platform.
Civil - Environmental [member] | Transactions related to environmental matters contingent liability three [member] | Plaintiff related to environmental matters three [member] | Current Status [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 400	$ 444
Civil - Environmental [member] | Transactions related to other environmental matters contingent liability [member]
Disclosure Of Nature Of Contingent Liabilities [line items]
Estimate	$ 824	$ 968
Description of environmental matters	Other environmental matters	Other environmental matters